GOODWILL AND INTANGIBLE ASSETS - Carrying value of goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 400,160	$ 3,732	$ 0
Acquisition	37,216
Goodwill, Ending Balance	$ 437,376	400,160	3,732
Delta Private Jets LLC
Goodwill [Line Items]
Acquisition		341,671
Gama Aviation LLC
Goodwill [Line Items]
Acquisition		$ 54,757
Travel Management Company, LLC
Goodwill [Line Items]
Acquisition			$ 3,732